AQR FUNDS

Supplement dated January 16, 2009 (“Supplement”)

to the Class N Prospectus dated January 1, 2009 (“Prospectus”) of the

AQR Global Equity Fund, AQR International Equity Fund and AQR Diversified Arbitrage Fund

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

Please note that the Class N shares of the AQR Global Equity Fund and the AQR International Equity Fund have not yet commenced operations.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

AQR FUNDS

Supplement dated January 16, 2009 (“Supplement”)

to the Class Y Prospectus dated January 1, 2009 (“Prospectus”) of the

AQR Global Equity Fund, AQR International Equity Fund, AQR International Small Cap Fund and AQR Emerging Markets Fund

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

Please note that the Class Y shares of the AQR Global Equity Fund, AQR International Equity Fund, AQR International Small Cap Fund and AQR Emerging Markets Fund have not yet commenced operations.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.